INCOME TAXES - Summary of Income Tax Expense (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income tax expense - current:
Income tax expense - current	$ 7,552	$ 4,286	$ 7,349
(Over) under provision of income tax in prior years:
(Over) under provision of income tax in prior years	(189)	(442)	158
Income tax (benefit) expense-deferred
Income tax (benefit) expense - deferred	815	(2,813)	(4,471)
Total income tax expense	8,178	1,031	3,036
Macau Complementary Tax [Member]
Income tax expense - current:
Income tax expense - current	2,832	408	2,761
(Over) under provision of income tax in prior years:
(Over) under provision of income tax in prior years	(224)	(423)	(57)
Income tax (benefit) expense-deferred
Income tax (benefit) expense - deferred	(1,074)	(3,351)	(3,917)
Lump sum in lieu of Macau Complementary Tax on dividend [Member]
Income tax expense - current:
Income tax expense - current	2,795	2,795	2,795
Hong Kong Profits Tax [Member]
Income tax expense - current:
Income tax expense - current	1,889	800	1,171
(Over) under provision of income tax in prior years:
(Over) under provision of income tax in prior years	39	(14)	124
Income tax (benefit) expense-deferred
Income tax (benefit) expense - deferred	(69)	32	(22)
Income Tax in Other Jurisdictions [Member]
Income tax expense - current:
Income tax expense - current	36	283	622
(Over) under provision of income tax in prior years:
(Over) under provision of income tax in prior years	(4)	(5)	91
Income tax (benefit) expense-deferred
Income tax (benefit) expense - deferred	$ 1,958	$ 506	$ (532)